SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION LEASE CASH FLOW (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share Based Compensation
Operating cash flows from operating leases	$ 256,620	$ 215,173
Total	$ 256,620	$ 215,173